Form N-1A Supplement	Apr. 30, 2026
Janus Henderson Global Artificial Intelligence ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Janus Detroit Street Trust

Janus Henderson Global Artificial Intelligence ETF

Supplement dated April 30, 2026

to Currently Effective Prospectuses

Effective immediately, the prospectuses for the Janus Henderson Global Artificial Intelligence ETF (the “Fund”) is amended as follows:

1.	Under “Principal Investment Strategy” in the Fund Summary section of the Fund’s prospectuses, the following replaces the corresponding paragraph in its entirety:

The Fund typically invests in approximately 40-60 equity securities of companies of any size and any sector. Under normal circumstances, the Fund typically invests at least 40% of its net assets in securities of issuers or companies that are economically tied to countries outside the United States. The Fund will not invest more than 25% of its net assets in emerging markets and will only invest in foreign securities listed on U.S. exchanges or in the form of depositary receipts. An issuer is deemed to be economically tied to a country or countries outside of the United States if one or more of the following tests are met: (i) the issuer is organized in, or its primary business office or primary trading market of its equity is located in, a country outside of the United States (ii) a majority of the issuers’ revenues are derived from outside of the United States, or (iii) a majority of the issuer’s assets are located outside of the United States.

Please retain this Supplement with your records.